4. Revenue (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of revenue

Information about the Company’s net sales by revenue type for the six months ended September 30, 2020 and 2019 are as follows:

	For the six months ended
	September 30,	September 30,
	2020 (Unaudited)	2019 (Unaudited)
Live events	$30,377	$181,911
Gym revenue	165,571	–
Net sales	$195,948	$181,911

	For the three months ended
	September 30,	September 30,
	2020 (Unaudited)	2019 (Unaudited)
Live events	$30,318	$96,275
Gym revenue	105,609	–
Net sales	$135,927	$96,275

Information about the Company’s net sales by revenue type for the years ended March 31, 2020 and 2019 are as follows:

	For the years ended
	March 31,	March 31,
	2020	2019
Live events	$487,229	$346,688
Gym revenue	109,506	–
Net sales	$596,735	$346,688